23. SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Event 1
Description of nature of non-adjusting event after reporting period	The Company entered into a loan agreement with a third party for a secured loan
Debt Instrument, Description	loan agreement with a third party
Debt Instrument, Face Amount | $	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Collateral	secured with all of the present and after-acquired property of the Company
Debt Instrument, Payment Terms	Company has the right to repay all or any portion of the loan at any time without penalty
Event 2
Description of nature of non-adjusting event after reporting period	The Company issued 2,000,000 common shares
Sale of Stock, Number of Shares Issued in Transaction | shares	2,000,000
Event 3
Description of nature of non-adjusting event after reporting period	3,030,303 warrants exercisable at $0.33 each expired
Event 4
Description of nature of non-adjusting event after reporting period	The Company terminated its lease agreement for its office